Net Loss Per Share - Summary of Basic and Diluted Net Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to the Yatsen Holding Limited's shareholders	¥ (747,763)	$ (105,319)	¥ (815,371)	¥ (1,540,734)
Denominator:
Denominator for basic calculation-weighted average number of ordinary shares outstanding	2,195,818,231	2,195,818,231	2,372,728,777	2,526,833,201
Denominator:
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	2,195,818,231	2,195,818,231	2,372,728,777	2,526,833,201
Net loss per ordinary share
—Basic | (per share)	¥ (0.34)	$ (0.05)	¥ (0.34)	¥ (0.61)
Net loss per ordinary share
—Diluted | (per share)	¥ (0.34)	$ (0.05)	¥ (0.34)	¥ (0.61)